Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deductible Temporary Differences And Deductible Losses That Are Not Recognized as Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	¥ 5,806,517	¥ 4,317,460	¥ 3,633,422
Deductible losses	4,110,264	2,678,583	2,088,415
Deferred tax asset not yet recognised	¥ 9,916,781	¥ 6,996,043	¥ 5,721,837